Vessels, net Vessel Rollforward (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Movement in Property, Plant and Equipment [Roll Forward]
Transfer from vessel under construction to and other additions	$ (68,422)
Transfer from Assets Held for Sale	77,536
Vessel depreciation	63,434
Depreciation, Depletion and Amortization	$ (25,023)	$ (27,270)
Document Period End Date	Jun. 30, 2020
Property, Plant and Equipment, Net	$ 1,319,518		$ 1,271,993
Number of vessels	60
Number of vessels owned	49
Number of vessels owned	54